Cover	Sep. 15, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 15, 2026
Entity File Number	001-37370
Entity Registrant Name	MY SIZE, INC.
Entity Central Index Key	0001211805
Entity Tax Identification Number	51-0394637
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	HaNegev 4
Entity Address, Address Line Two	POB 1026
Entity Address, City or Town	Airport City
Entity Address, Country	IL
Entity Address, Postal Zip Code	7010000
City Area Code	+972
Local Phone Number	3-600-9030
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	MYSZ
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false